Accounting Standards and Basis of Preparation - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018 ARS ($)
Disclosure of significant accounting policies [line items]
Cumulative inflation rate term	3 years
Accumlative inflation rate	148.00%
National consumer price Index	$ 2,443.16
Description of price index	In relation to the inflation index to be used it will be determined according to the Internal Wholesale Price Index (IWPI) until the year 2016, considering for the months of November and December 2015 the average variation of the Consumer Price Index (CPI) of the City of Buenos Aires, due to the fact that during those two months there were no IWPI measurements at national level.
Minimum Presumed Income Tax	1.00%
IAS 29 [member]
Disclosure of significant accounting policies [line items]
Cumulative inflation rate	100.00%
Cumulative inflation rate term	3 years
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of significant accounting policies [line items]
Increase in assets and liabilities	$ 905,945,000